Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr) wholesaler segment commercial_unit	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Disclosure of geographical areas [line items]
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Property, plant and equipment	kr 41,891	kr 35,247
Number of major wholesalers distributing products | wholesaler	3
Net sales expected to be recognised in next 12 months	kr 767
Net sales expected to be recognised thereafter	kr 742
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.60%
Denmark
Disclosure of geographical areas [line items]
Property, plant and equipment	kr 24,199
USA
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	10.00%
Property, plant and equipment	kr 13,023	kr 7,298	kr 4,599
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	20.00%	21.00%	21.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	13.00%	13.00%	13.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	13.00%	12.00%	12.00%